Segment Reporting - Schedule of Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue
Total revenue	$ 29,378,727	$ 37,082,786
Sales [Member]
Revenue
Total revenue	29,073,339	36,613,509
Production Service Revenue [Member]
Revenue
Total revenue	$ 305,388	$ 469,277